UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:


/s/ George Malikotsis                New York, NY            November 9, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   104

Form 13F Information Table Value Total:   $382,314
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F File Number      Name

1.       028-11888           Senvest International L.L.C.
-----------------------      ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                      FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED   NONE
AFLAC INC                     COM              001055102     769       18,000 SH        DEFINED      1           18,000
ALLOT COMMUNICATIONS LTD      SHS              M0854Q105     286       74,500 SH        DEFINED      1           74,500
AMPAL AMERN ISRAEL CORP       CL A             032015109      24       12,000 SH        DEFINED      1           12,000
AMR CORP                      COM              001765106   1,638      206,000 SH        DEFINED      1          206,000
ARENA RESOURCES INC           COM              040049108     960       27,050 SH        DEFINED      1           27,050
ASCENT MEDIA CORP             COM SER A        043632108   4,184      163,438 SH        DEFINED      1          163,438
ASSURED GUARANTY LTD          COM              G0585R106  11,544      594,417 SH        DEFINED      1          594,417
AUDIOCODES LTD                ORD              M15342104   6,133    2,977,090 SH        DEFINED      1        2,977,090
AUTHENTEC INC                 COM              052660107     186       66,537 SH        DEFINED      1           66,537
BANK OF AMERICA CORPORATION   COM              060505104  10,749      635,283 SH        DEFINED      1          635,283
BARRICK GOLD CORP             COM              067901108   3,411       90,000 SH        DEFINED      1           90,000
BBVA BANCO FRANCES S A        SPONSORED ADR    07329M100     633      112,082 SH        DEFINED      1          112,082
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108     887       62,494 SH        DEFINED      1           62,494
BRIGHAM EXPLORATION CO        COM              109178103     114       12,500 SH        DEFINED      1           12,500
BROOKFIELD HOMES CORP         COM              112723101     118       17,618 SH        DEFINED      1           17,618
CARDIOME PHARMA CORP          COM NEW          14159U202   7,032    1,623,921 SH        DEFINED      1        1,623,921
CASUAL MALE RETAIL GRP INC    COM NEW          148711302   5,989    1,740,990 SH        DEFINED      1        1,740,990
CEPHALON INC                  COM              156708109   1,072       18,400 SH        DEFINED      1           18,400
CEVA INC                      COM              157210105   9,364      871,046 SH        DEFINED      1          871,046
CITIGROUP INC                 COM              172967101   4,855    1,003,138 SH        DEFINED      1        1,003,138
CLARIENT INC                  COM              180489106     726      172,450 SH        DEFINED      1          172,450
COMMTOUCH SOFTWARE LTD        SHS NEW          M25596202     441      137,396 SH        DEFINED      1          137,396
CONTINENTAL RESOURCES INC     COM              212015101   1,406       35,900 SH        DEFINED      1           35,900
DELTA AIR LINES INC DEL       COM NEW          247361702     627       70,000 SH        DEFINED      1           70,000
E TRADE FINANCIAL CORP        COM              269246104     542      309,900 SH        DEFINED      1          309,900
ECTEL LTD                     ORD              M29925100     225      216,366 SH        DEFINED      1          216,366
ELRON ELECTR INDS LTD         ORD              290160100      53       10,000 SH        DEFINED      1           10,000
EMPIRE RESORTS INC            NOTE 8.000% 7/3  292052AB3     150      500,000 PRN       DEFINED      1          500,000
ENERGY XXI (BERMUDA) LTD      COM SHS          G10082108     100       64,304 SH        DEFINED      1           64,304
FIFTH STREET FINANCE CORP     COM              31678A103   3,109      284,489 SH        DEFINED      1          284,489
FIFTH THIRD BANCORP           COM              316773100   2,275      224,535 SH        DEFINED      1          224,535
FIRST INDUSTRIAL REALTY TRUS  COM              32054K103     252       48,000 SH        DEFINED      1           48,000
FORESTAR GROUP INC            COM              346233109   4,477      260,568 SH        DEFINED      1          260,568
GASTAR EXPL LTD               COM NEW          367299203   4,742      983,803 SH        DEFINED      1          983,803
GENERAL MARITIME CORP NEW     SHS              Y2693R101   1,241      160,292 SH        DEFINED      1          160,292
GENWORTH FINL INC             COM CL A         37247D106  56,164    4,699,896 SH        DEFINED      1        4,699,896
GENZYME CORP                  COM              372917104   6,905      121,721 SH        DEFINED      1          121,721
GLOBAL CONSUMER ACQST CORP    COM              378983100     146       15,000 SH        DEFINED      1           15,000
GUESS INC                     COM              401617105     370       10,000 SH        DEFINED      1           10,000
ICO GLOBAL COMM HLDGS LTD DE  CL A             44930K108     262      304,427 SH        DEFINED      1          304,427
IMMERSION CORP                COM              452521107     182       42,595 SH        DEFINED      1           42,595
INTERNATIONAL ROYALTY CORP    COM              460277106   1,625      403,200 SH        DEFINED      1          403,200
INTEROIL CORP                 COM              460951106     558       14,200 SH        DEFINED      1           14,200
INVESCO MORTGAGE CAPITAL INC  COM              46131B100   4,556      208,516 SH        DEFINED      1          208,516
IRSA INVERSIONES Y REP S A    GLOBL DEP RCPT   450047204   3,564      429,402 SH        DEFINED      1          429,402
ISHARES INC                   MSCI HONG KONG   464286871     155       10,000 SH        DEFINED      1           10,000
ISTAR FINL INC                COM              45031U101     568      187,000 SH        DEFINED      1          187,000
JACADA LTD                    ORD              M6184R101     495      275,015 SH        DEFINED      1          275,015
KAPSTONE PAPER & PACKAGING C  COM              48562P103   1,058      130,000 SH        DEFINED      1          130,000
KEYCORP NEW                   COM              493267108   6,660    1,024,600 SH        DEFINED      1        1,024,600
KKR FINANCIAL HLDGS LLC       COM              48248A306     664      143,700 SH        DEFINED      1          143,700
LEXINGTON REALTY TRUST        COM              529043101      52       10,134 SH        DEFINED      1           10,134
LIGAND PHARMACEUTICALS INC    CL B             53220K207     114       49,509 SH        DEFINED      1           49,509
MARINER ENERGY INC            COM              56845T305   3,938      277,709 SH        DEFINED      1          277,709
MDS INC                       COM              55269P302     443       54,100 SH        DEFINED      1           54,100
MERIDIAN RESOURCE CORP        COM              58977Q109      45      110,041 SH        DEFINED      1          110,041
MGIC INVT CORP WIS            COM              552848103   2,405      324,576 SH        DEFINED      1          324,576
MILLICOM INTL CELLULAR S A    SHS NEW          L6388F110     217        2,989 SH        DEFINED      1            2,989
MULTIBAND CORP                COM NEW          62544X209      56       26,789 SH        DEFINED      1           26,789
NEUROMETRIX INC               COM              641255104      33       10,276 SH        DEFINED      1           10,276
NII HLDGS INC                 CL B NEW         62913F201  11,353      377,690 SH        DEFINED      1          377,690
NORTHSTAR RLTY FIN CORP       COM              66704R100     144       40,891 SH        DEFINED      1           40,891
NOVA MEASURING INSTRUMENTS L  COM              M7516K103   2,946    1,103,222 SH        DEFINED      1        1,103,222
ODYSSEY MARINE EXPLORATION I  COM              676118102     273      146,510 SH        DEFINED      1          146,510
ONYX PHARMACEUTICALS INC      COM              683399109   8,272      275,999 SH        DEFINED      1          275,999
ORBOTECH LTD                  ORD              M75253100     409       43,279 SH        DEFINED      1           43,279
PALOMAR MED TECHNOLOGIES INC  COM NEW          697529303     377       23,257 SH        DEFINED      1           23,257
PENNYMAC MTG INVT TR          COM              70931T103   4,114      206,650 SH        DEFINED      1          206,650
PERICOM SEMICONDUCTOR CORP    COM              713831105     189       19,300 SH        DEFINED      1           19,300
PMI GROUP INC                 COM              69344M101  13,411    3,155,539 SH        DEFINED      1        3,155,539
POPULAR INC                   COM              733174106   1,698      599,999 SH        DEFINED      1          599,999
QUICKLOGIC CORP               COM              74837P108      77       45,469 SH        DEFINED      1           45,469
QUIKSILVER INC                COM              74838C106   3,097    1,126,146 SH        DEFINED      1        1,126,146
RADIAN GROUP INC              COM              750236101  48,000    4,536,876 SH        DEFINED      1        4,536,876
RADVISION LTD                 ORD              M81869105     159       17,975 SH        DEFINED      1           17,975
RADWARE LTD                   ORD              M81873107  20,721    1,845,123 SH        DEFINED      1        1,845,123
RAM ENERGY RESOURCES INC      COM              75130P109   1,872    1,547,504 SH        DEFINED      1        1,547,504
RAMTRON INTL CORP             COM NEW          751907304     363      143,631 SH        DEFINED      1          143,631
REDWOOD TR INC                COM              758075402   2,719      175,414 SH        DEFINED      1          175,414
ROYAL BK SCOTLAND GROUP PLC   SPON ADR SER H   780097879     554       45,900 SH        DEFINED      1           45,900
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S    780097739   2,019      191,045 SH        DEFINED      1          191,045
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M    780097796   3,626      345,327 SH        DEFINED      1          345,327
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q   780097754   1,190      111,099 SH        DEFINED      1          111,099
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N   780097770   3,282      312,867 SH        DEFINED      1          312,867
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS R   780097747     437       43,105 SH        DEFINED      1           43,105
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS R   780097762   3,843      381,266 SH        DEFINED      1          381,266
ROYAL BK SCOTLAND GROUP PLC   ADR PFD SER P    780097713     548       47,000 SH        DEFINED      1           47,000
SANDISK CORP                  COM              80004C101  21,568      993,899 SH        DEFINED      1          993,899
SANFILIPPO JOHN B & SON INC   COM              800422107     383       32,960 SH        DEFINED      1           32,960
SILICON IMAGE INC             COM              82705T102     122       50,000 SH        DEFINED      1           50,000
STATE STR CORP                COM              857477103   2,202       41,868 SH        DEFINED      1           41,868
SUNTRUST BKS INC              COM              867914103   1,653       73,300 SH        DEFINED      1           73,300
SUPERTEX INC                  COM              868532102   4,734      157,805 SH        DEFINED      1          157,805
SYNERON MEDICAL LTD           ORD SHS          M87245102     114       10,000 SH        DEFINED      1           10,000
SYNTROLEUM CORP               COM              871630109      28       10,400 SH        DEFINED      1           10,400
TLC VISION CORP               COM              872549100       3       10,000 SH        DEFINED      1           10,000
TREE COM INC                  COM              894675107   2,682      355,293 SH        DEFINED      1          355,293
TTI TEAM TELECOM INTL LTD     ORD              M88258104   1,650    1,299,105 SH        DEFINED      1        1,299,105
US GOLD CORPORATION           COM PAR $0.10    912023207     520      180,000 SH        DEFINED      1          180,000
UAL CORP                      COM NEW          902549807     313       34,000 SH        DEFINED      1           34,000
VICOR CORP                    COM              925815102   2,675      346,465 SH        DEFINED      1          346,465
VIRTUS INVT PARTNERS INC      COM              92828Q109   5,031      322,295 SH        DEFINED      1          322,295
XL CAP LTD                    CL A             G98255105  18,470    1,057,843 SH        DEFINED      1        1,057,843
ZORAN CORP                    COM              98975F101   2,923      253,742 SH        DEFINED      1          253,742

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